UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron R. Stanley
Title:     Manager of the General Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     Aaron R. Stanley     Austin, Texas     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $88,668 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE POWER INC               COM              00504W100      261   106417 SH       SOLE                   106417
ALPHA NATURAL RESOURCES INC    COM              02076X102      795    17500 SH       SOLE                    17500
ANADARKO PETE CORP             COM              032511107     4074    53071 SH       SOLE                    53071
ARCH COAL INC                  COM              039380100      667    25000 SH       SOLE                    25000
ATWOOD OCEANICS INC            COM              050095108     2297    52044 SH       SOLE                    52044
CALLON PETE CO DEL             COM              13123X102      915   130299 SH       SOLE                   130299
CARBO CERAMICS INC             COM              140781105     4074    25000 SH       SOLE                    25000
CHEVRON CORP NEW               COM              166764100     1854    18029 SH       SOLE                    18029
COMPLETE PRODUCTION SERVICES   COM              20453E109     1334    40000 SH       SOLE                    40000
CVR ENERGY INC                 COM              12662P108     2246    91217 SH       SOLE                    91217
ENDEAVOUR INTL CORP            COM NEW          29259G200     2548   169096 SH       SOLE                   169096
ENERGY PARTNERS LTD            COM NEW          29270U303      969    65400 SH       SOLE                    65400
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140     4589   138152 SH       SOLE                   138152
EXXON MOBIL CORP               COM              30231G102     2127    26131 SH       SOLE                    26131
FRONTIER OIL CORP              COM              35914P105     2776    85913 SH       SOLE                    85913
GT SOLAR INTL INC              COM              3623E0209      413    25487 SH       SOLE                    25487
HALLIBURTON CO                 COM              406216101     4380    85886 SH       SOLE                    85886
HELMERICH & PAYNE INC          COM              423452101     2083    31500 SH       SOLE                    31500
KEY ENERGY SVCS INC            COM              492914106     4900   272197 SH       SOLE                   272197
MARATHON OIL CORP              COM              565849106     1908    36212 SH       SOLE                    36212
MDU RES GROUP INC              COM              552690109      781    34700 SH       SOLE                    34700
METHANEX CORP                  COM              59151K108     3660   116631 SH       SOLE                   116631
NATIONAL OILWELL VARCO INC     COM              637071101     5264    67310 SH       SOLE                    67310
NEWFIELD EXPL CO               COM              651290108     4082    60008 SH       SOLE                    60008
NOBLE ENERGY INC               COM              655044105     2322    25903 SH       SOLE                    25903
OIL STS INTL INC               COM              678026105     4181    52318 SH       SOLE                    52318
PEABODY ENERGY CORP            COM              704549104     2356    40000 SH       SOLE                    40000
PIONEER NAT RES CO             COM              723787107     3583    40000 SH       SOLE                    40000
PLAINS EXPL& PRODTN CO         COM              726505100     4401   115458 SH       SOLE                   115458
SANDRIDGE ENERGY INC           COM              80007P307     1066   100000 SH       SOLE                   100000
STONE ENERGY CORP              COM              861642106      864    28435 SH       SOLE                    28435
SUPERIOR ENERGY SVCS INC       COM              868157108     2245    60444 SH       SOLE                    60444
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105     1354   796353 SH       SOLE                   796353
VAALCO ENERGY INC              COM NEW          91851C201     2129   353613 SH       SOLE                   353613
VENOCO INC                     COM              92275P307     2679   210274 SH       SOLE                   210274
WALTER ENERGY INC              COM              93317Q105      811     7000 SH       SOLE                     7000
WHITING PETE CORP NEW          COM              966387102      854    15000 SH       SOLE                    15000
WILLIAMS COS INC DEL           COM              969457100      826    27300 SH       SOLE                    27300